Major transactions (Tables)	12 Months Ended
Dec. 31, 2025
Major transactions
Schedule of goodwill acquired

Purchase consideration	52,102

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and bank balances	17,841
Trade and other receivables	23,713
Investments	6,653
Property, plant and equipment	17
Right-of-use assets	1,480
Intangible assets	3,238
Trade and other payables	(23,086)
Deferred revenue	(8,103)
Bank borrowings	(1,938)
Lease liabilities	(1,678)
Deferred tax liabilities	(1,077)
Non-controlling interest	(1,359)
Total identifiable net assets acquired	15,701

Goodwill (Note 16)	36,401

Schedule of acquired identifiable intangible asset and its estimated useful life

		Gross
	Estimated	carrying
	useful life	amount
Brand name	4 years	2,060
Customer relationship	5 years	1,100
		3,160

Schedule of statement of operations and cash flows of discontinued operations

For the year ended
December 31,
2025
Revenues	4,795
Cost of revenue	(3,877)
Gross profit	918

Operating expenses
Research and development expenses	(95)
Sales and marketing expenses	(849)
General and administrative expenses	(2,057)
Total operating expenses	(3,001)

Operating loss from discontinued operations	(2,083)
Interest expense, net	(25)
Other gains, net	25
Loss from discontinued operations before income taxes	(2,083)
Income tax credit	310
Loss from discontinued operations, net of income taxes	(1,773)

Less: net loss attributable to non-controlling interests	1,121
Net loss from discontinued operations attributable to owners of the Company	(652)

Net cash generated from discontinued operating activities	1,264
Net cash used in discontinued investing activities	(414)
Net cash generated from discontinued financing activities	4

Schedule of assets, liabilities, statement of operations and cash flows of disposal group classified as held for sale

As of
December 31, 2025
Assets
Other current assets	17
Total assets	17

Liabilities and shareholders’ equity
Current liabilities
Accrued liabilities and other current liabilities	544
Lease liabilities	25
Income tax payable	700
Total current liabilities	1,269

Non—current liabilities
Lease liabilities	8

Total liabilities	1,277

For the year ended
December 31,
2025
General and administrative expenses	(2)
Interest expense, net	(1)
Other loss	(6)
Loss on disposal of discontinued operations	(253)
Loss from discontinued operations	(262)

Net cash generated from discontinued operating activities	4
Net cash used in discontinued financing activities	(17)